Earnings (Losses) Per Share - Summary of Basic Earnings Per Share (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Profit (Losses) attributable to the controlling interest in the Company	S/ 148,738	S/ (509,699)	S/ 7,097
Weighted average number of shares in issue at S/1.00 each, at December 31,	660,053,790	660,053,790	660,053,790
Basic earnings (losses) per share (in S/)	S/ 0.225	S/ (0.772)	S/ 0.011